Impact of New Accounting Pronouncements (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill	$ 9,037,931,000		$ 936,257,000	$ 883,170,000
Accounting Standards Update 2021-08
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill		$ 16,000,000
Contract with customer, liability		$ 16,000,000
Contract with customer, liability, revenue recognized	4,000,000
Increase (decrease) in revenue from contracts with customers	$ 0